CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 92,494	$ 65,622
Restricted cash	3,937	3,975
Accounts receivable, net of allowance for doubtful accounts of $6,248 and $4,372 at December 31, 2021 and December 31, 2020, respectively	2,007	1,636
Property held for lease, net of accumulated depreciation and impairment	61,752	66,737
Prepaid expenses and other current assets	4,249	1,248
Total current assets	164,439	139,218
Property and equipment, net (Note 4)	576	330
Security deposits	91	91
Capitalized software and intangible assets, net (Note 5)	1,056	188
Total assets	166,162	139,827
Current liabilities:
Accounts payable	2,029	1,688
Accrued liabilities	11,959	12,967
Unearned revenue	2,135	2,652
Total current liabilities	16,123	17,307
Revolving line of credit (Note 7)	61,238	74,316
Long term debt (Note 8)	40,661	36,413
Other liabilities	7,341	12,740
Total liabilities	125,363	140,776
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, $.0001 par value-- 250,000,000 shares authorized; 97,574,171 and 31,432,476 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	10	3
Additional paid-in capital	77,632	57,097
Accumulated deficit	(36,843)	(58,049)
Total stockholders' equity (deficit)	40,799	(949)
Total liabilities and stockholders' equity (deficit)	$ 166,162	$ 139,827